Total Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Income from continuing operations	¥ 178,976	¥ 135,735	¥ 206,827
Other comprehensive income (loss) (note 15)	252	(20,701)	(4,869)
Total income tax expense (benefit)	¥ 179,228	¥ 115,034	¥ 201,958